Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Pursuant to SEC rules, the following table sets forth information on the relationship between the Company’s financial performance, stockholder return and the compensation of the individuals serving as our President and Chief Executive Officer (referred to as our “PEO”) and, on average, our other named executive officers during 2021, 2022, 2023, 2024 and 2025. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to our “Compensation Discussion and Analysis”.
Year	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO		Avg Summary Compensation Table Total for Non- PEO NEOs ($)(1)	Avg Compensation Actually Paid to Non- PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Consolidated AEBITDA ($ millions)(4)
	First PEO ($)(1)	Second PEO ($)(1)	First PEO ($)(2)	Second PEO ($)(2)			Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	6,603,716	—	8,686,755	—	2,534,129	3,315,052	248.47	85.47	276	1,443
2024	6,864,653	—	7,464,080	—	3,253,298	3,548,186	208.19	96.57	336	1,244
2023	6,691,896	—	9,785,911	—	2,359,944	2,134,309	197.90	97.40	163(5)	1,118
2022	3,193,994	6,136,011	2,130,622	(17,892,828)	4,171,510	3,578,994	141.24	77.95	3,675(5)	913
2021	—	13,485,500	—	29,951,291	3,046,670	5,456,124	161.07	119.64	371	793

(1)
Mr. Wilson (the “First PEO” for purposes of the table above) succeeded Barry L. Cottle (the “Second PEO” for purposes of the table above) as interim President and Chief Executive Officer on August 30, 2022, and Mr. Cottle’s employment with the Company terminated as of such date. Mr. Wilson was appointed President and Chief Executive Officer on a permanent basis on October 10, 2022. The amounts shown in columns (b) and (c) are the amounts of total compensation reported in our “Summary Compensation Table” for each of Messrs. Wilson and Cottle for the years in which the applicable individual served as President and Chief Executive Officer. The amounts in column (f) are averages of the amounts of total compensation reported in our “Summary Compensation Table” for all of our named executive officers, other than individuals serving as our President and Chief Executive Officer, for the applicable year. Such other named executive officers, for each year, are:

— 2025: Oliver Chow, James Sottile and Siobhan Lane;
— 2024: Oliver Chow, James Sottile and Siobhan Lane;
— 2023: Oliver Chow, Constance P. James, James Sottile and Siobhan Lane;
— 2022: Constance P. James, Patrick J. McHugh, James Sottile and Siobhan Lane; and
— 2021: Constance P. James, Michael C. Eklund, Patrick J. McHugh, James Sottile and Matthew Wilson.
(2)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by our named executive officers. These amounts are based on the total amounts reported in the Summary Compensation Table for the applicable year, with the adjustments set forth below.

Year	Summary Compensation Table Total (First PEO) ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table Total (First PEO) ($)(a)	Equity Award Additions to Summary Compensation Table Total (First PEO) ($)(b)	Compensation Table Paid (First PEO) ($)
2025	6,603,716	3,997,416	6,080,455	8,686,755
2024	6,864,653	3,899,989	4,499,416	7,464,080
2023	6,691,896	3,899,846	6,993,861	9,785,911
2022	3,193,994	1,499,904	436,532	2,130,622
Year	Summary Compensation Table Total (Second PEO) ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table Total (Second PEO) ($)(a)	Equity Award Additions to Summary Compensation Table Total (Second PEO) ($)(b)	Compensation Table Paid (Second PEO) ($)
2022	6,136,011	4,499,951	(19,528,888)	(17,892,828)
2021	13,485,500	9,151,065	25,616,856	29,951,291
	Average Summary Compensation Table Total (Other NEOs) ($)	Exclusion of Average of Equity Awards Reported in the Summary Compensation Table Total (Other NEOs) ($)(a)	Average Equity Award Additions to Summary Compensation Table Total (Other NEOs) ($)(b)	Average Compensation Actually Paid (Other NEOs) ($)
2025	2,534,129	1,318,243	2,099,166	3,315,052
2024	3,253,298	1,939,495	2,234,382	3,548,186
2023	2,359,944	1,205,377	979,742	2,134,309
2022	4,171,510	1,124,969	532,453	3,578,994
2021	3,046,670	1,282,540	3,691,994	5,456,124

(a)
The amounts in these columns represent the totals from the “Stock Awards” column in our “Summary Compensation Table” for the applicable year (or the average of such amounts in the case of our other named executive officers).

(b)
The equity award adjustments for each applicable year were determined as follows:

Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (First PEO) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (First PEO) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (First PEO) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (First PEO) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (First PEO) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (First PEO) ($)	Total Equity Award Additions (First PEO) ($)
2025	3,997,416	1,545,814	—	537,224	—	—	6,080,455
2024	3,375,731	266,982	—	856,705	(45,078)	—	4,499,416
2023	5,599,656	1,076,893	—	317,312	—	—	6,993,861
2022	1,476,720	(545,641)	—	(494,547)	—	—	436,532
Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Second PEO) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Second PEO) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Second PEO) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Second PEO) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Second PEO) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Second PEO) ($)	Total Equity Award Additions (Second PEO) ($)
2022	—	—	—	(1,000,729)	(18,528,159)	—	(19,528,888)
2021	10,065,199	7,670,806	—	7,880,851	—	—	25,616,856
Year	Average Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Other NEOs) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Other NEOs) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Other NEOs) ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Other NEOs) ($)	Average Total Equity Award Additions (Other NEOs) ($)
2025	1,318,243	589,546	—	191,377	—	—	2,099,166
2024	1,732,466	114,386	—	387,530	(20,528)	—	2,234,382
2023	1,155,596	437,838	18,972	66,214	(698,878)	—	979,742
2022	1,166,726	(218,616)	—	(223,554)	(192,103)	—	532,453
2021	1,168,135	1,085,346	—	1,438,514	—	—	3,691,994

(3)
The Peer Group Total Shareholder Return set forth in this table consists of the same peer group we utilize in the stockholder return performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025, and consists of Aristocrat (Australian Securities Exchange: ALL), Playtika Holding Corp. (New York Stock Exchange: PLTK), and Evolution AB (Stockholm Stock Exchange: EVO) (the “Peer Group”). The Total Shareholder Return dollar amounts shown in column (h) assume $100 was invested on January 1, 2021 through the end of the listed year in the Company and such Peer Group, respectively, assuming that all dividends were reinvested. Note that for prior years, the Peer Group included International Game Technology (IGT), Everi Holdings Inc. and PlayAGS, Inc., which are no longer publicly traded following mergers or acquisitions and have therefore been excluded from the current peer group.

(4)
Consolidated AEBITDA is a non-GAAP financial measure. A reconciliation to the most directly comparable GAAP financial measure is available in Appendix A. For purposes of providing a consistent measure for each fiscal year presented, Consolidated AEBITDA for fiscal year 2021 excludes the results of business units that we divested in 2022, although, annual bonus payments for 2021 were determined based on Consolidated AEBITDA measured inclusive of such business units.

(5)
Includes a pre-tax gain of $4,927 million on the sale of discontinued operations. See Note 17 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name	AEBITDA
Named Executive Officers, Footnote
(1)
Mr. Wilson (the “First PEO” for purposes of the table above) succeeded Barry L. Cottle (the “Second PEO” for purposes of the table above) as interim President and Chief Executive Officer on August 30, 2022, and Mr. Cottle’s employment with the Company terminated as of such date. Mr. Wilson was appointed President and Chief Executive Officer on a permanent basis on October 10, 2022. The amounts shown in columns (b) and (c) are the amounts of total compensation reported in our “Summary Compensation Table” for each of Messrs. Wilson and Cottle for the years in which the applicable individual served as President and Chief Executive Officer. The amounts in column (f) are averages of the amounts of total compensation reported in our “Summary Compensation Table” for all of our named executive officers, other than individuals serving as our President and Chief Executive Officer, for the applicable year. Such other named executive officers, for each year, are:

— 2025: Oliver Chow, James Sottile and Siobhan Lane;
— 2024: Oliver Chow, James Sottile and Siobhan Lane;
— 2023: Oliver Chow, Constance P. James, James Sottile and Siobhan Lane;
— 2022: Constance P. James, Patrick J. McHugh, James Sottile and Siobhan Lane; and
— 2021: Constance P. James, Michael C. Eklund, Patrick J. McHugh, James Sottile and Matthew Wilson.

Peer Group Issuers, Footnote
(3)
The Peer Group Total Shareholder Return set forth in this table consists of the same peer group we utilize in the stockholder return performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2025, and consists of Aristocrat (Australian Securities Exchange: ALL), Playtika Holding Corp. (New York Stock Exchange: PLTK), and Evolution AB (Stockholm Stock Exchange: EVO) (the “Peer Group”). The Total Shareholder Return dollar amounts shown in column (h) assume $100 was invested on January 1, 2021 through the end of the listed year in the Company and such Peer Group, respectively, assuming that all dividends were reinvested. Note that for prior years, the Peer Group included International Game Technology (IGT), Everi Holdings Inc. and PlayAGS, Inc., which are no longer publicly traded following mergers or acquisitions and have therefore been excluded from the current peer group.

Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by our named executive officers. These amounts are based on the total amounts reported in the Summary Compensation Table for the applicable year, with the adjustments set forth below.

Year	Summary Compensation Table Total (First PEO) ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table Total (First PEO) ($)(a)	Equity Award Additions to Summary Compensation Table Total (First PEO) ($)(b)	Compensation Table Paid (First PEO) ($)
2025	6,603,716	3,997,416	6,080,455	8,686,755
2024	6,864,653	3,899,989	4,499,416	7,464,080
2023	6,691,896	3,899,846	6,993,861	9,785,911
2022	3,193,994	1,499,904	436,532	2,130,622
Year	Summary Compensation Table Total (Second PEO) ($)	Exclusion of Equity Awards Reported in the Summary Compensation Table Total (Second PEO) ($)(a)	Equity Award Additions to Summary Compensation Table Total (Second PEO) ($)(b)	Compensation Table Paid (Second PEO) ($)
2022	6,136,011	4,499,951	(19,528,888)	(17,892,828)
2021	13,485,500	9,151,065	25,616,856	29,951,291
(a)
The amounts in these columns represent the totals from the “Stock Awards” column in our “Summary Compensation Table” for the applicable year (or the average of such amounts in the case of our other named executive officers).

(b)
The equity award adjustments for each applicable year were determined as follows:

Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (First PEO) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (First PEO) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (First PEO) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (First PEO) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (First PEO) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (First PEO) ($)	Total Equity Award Additions (First PEO) ($)
2025	3,997,416	1,545,814	—	537,224	—	—	6,080,455
2024	3,375,731	266,982	—	856,705	(45,078)	—	4,499,416
2023	5,599,656	1,076,893	—	317,312	—	—	6,993,861
2022	1,476,720	(545,641)	—	(494,547)	—	—	436,532
Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Second PEO) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Second PEO) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Second PEO) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Second PEO) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Second PEO) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Second PEO) ($)	Total Equity Award Additions (Second PEO) ($)
2022	—	—	—	(1,000,729)	(18,528,159)	—	(19,528,888)
2021	10,065,199	7,670,806	—	7,880,851	—	—	25,616,856

Non-PEO NEO Average Total Compensation Amount	$ 2,534,129	$ 3,253,298	$ 2,359,944	$ 4,171,510	$ 3,046,670
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,315,052	3,548,186	2,134,309	3,578,994	5,456,124
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by our named executive officers. These amounts are based on the total amounts reported in the Summary Compensation Table for the applicable year, with the adjustments set forth below.
	Average Summary Compensation Table Total (Other NEOs) ($)	Exclusion of Average of Equity Awards Reported in the Summary Compensation Table Total (Other NEOs) ($)(a)	Average Equity Award Additions to Summary Compensation Table Total (Other NEOs) ($)(b)	Average Compensation Actually Paid (Other NEOs) ($)
2025	2,534,129	1,318,243	2,099,166	3,315,052
2024	3,253,298	1,939,495	2,234,382	3,548,186
2023	2,359,944	1,205,377	979,742	2,134,309
2022	4,171,510	1,124,969	532,453	3,578,994
2021	3,046,670	1,282,540	3,691,994	5,456,124

(a)
The amounts in these columns represent the totals from the “Stock Awards” column in our “Summary Compensation Table” for the applicable year (or the average of such amounts in the case of our other named executive officers).

(b)
The equity award adjustments for each applicable year were determined as follows:
Year	Average Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Other NEOs) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Other NEOs) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Other NEOs) ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Other NEOs) ($)	Average Total Equity Award Additions (Other NEOs) ($)
2025	1,318,243	589,546	—	191,377	—	—	2,099,166
2024	1,732,466	114,386	—	387,530	(20,528)	—	2,234,382
2023	1,155,596	437,838	18,972	66,214	(698,878)	—	979,742
2022	1,166,726	(218,616)	—	(223,554)	(192,103)	—	532,453
2021	1,168,135	1,085,346	—	1,438,514	—	—	3,691,994

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
We consider Consolidated AEBITDA to be the most important measure used to link our performance to the “Compensation Actually Paid” for our named executive officers in 2025. This choice was motivated by the fact that Consolidated AEBITDA, subject to certain adjustments, was one of the performance metrics, in the form of LWICP AEBITDA, under the 2025 LWICP, determining 50% of the payout for our executives with Company-wide responsibilities, and the sole performance metric, in the form of PSU AEBITDA, for a significant portion of the outstanding equity awards held by our named executive officers, including awards that were earned in early 2026. The below list consists of our “most important” financial performance measures used to link our performance to the “Compensation Actually Paid” for our named executive officers in 2025. Revenue, subject to certain adjustments described herein, was the other performance metric used to determine payouts under our 2025 LWICP and TSR was used to determine the vesting level for half of our 2023 – 2025 PSUs. In addition, we consider free cash flow to be an important financial performance metric linked to “Compensation Actually Paid” for 2025 even though it was not used as a metric under our programs in 2025, because the Compensation Committee takes our free cash flow results into consideration when making other compensation-related decisions, including whether to provide executives with merit increases or to exercise negative discretion to reduce payouts under the LWICP.
•
Consolidated AEBITDA

•
Revenue

•
TSR

•
Free cash flow

Total Shareholder Return Amount	$ 248.47	208.19	197.9	141.24	161.07
Peer Group Total Shareholder Return Amount	85.47	96.57	97.4	77.95	119.64
Net Income (Loss)	$ 276,000,000	$ 336,000,000	$ 163,000,000	$ 3,675,000,000	$ 371,000,000
Company Selected Measure Amount	1,443,000,000	1,244,000,000	1,118,000,000	913,000,000	793,000,000
PEO Name	Mr. Wilson
Equity Awards Adjustments, Footnote
The equity award adjustments for each applicable year were determined as follows:

Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (First PEO) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (First PEO) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (First PEO) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (First PEO) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (First PEO) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (First PEO) ($)	Total Equity Award Additions (First PEO) ($)
2025	3,997,416	1,545,814	—	537,224	—	—	6,080,455
2024	3,375,731	266,982	—	856,705	(45,078)	—	4,499,416
2023	5,599,656	1,076,893	—	317,312	—	—	6,993,861
2022	1,476,720	(545,641)	—	(494,547)	—	—	436,532
Year	Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Second PEO) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Second PEO) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Second PEO) ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Second PEO) ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Second PEO) ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Second PEO) ($)	Total Equity Award Additions (Second PEO) ($)
2022	—	—	—	(1,000,729)	(18,528,159)	—	(19,528,888)
2021	10,065,199	7,670,806	—	7,880,851	—	—	25,616,856
Year	Average Year-End Fair Value of Current Year Equity Awards That Remain Unvested as of Last Day of Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (Other NEOs) ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (Other NEOs) ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (Other NEOs) ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (Other NEOs) ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included (Other NEOs) ($)	Average Total Equity Award Additions (Other NEOs) ($)
2025	1,318,243	589,546	—	191,377	—	—	2,099,166
2024	1,732,466	114,386	—	387,530	(20,528)	—	2,234,382
2023	1,155,596	437,838	18,972	66,214	(698,878)	—	979,742
2022	1,166,726	(218,616)	—	(223,554)	(192,103)	—	532,453
2021	1,168,135	1,085,346	—	1,438,514	—	—	3,691,994

Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax				$ 4,927,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated AEBITDA
Non-GAAP Measure Description
(4)
Consolidated AEBITDA is a non-GAAP financial measure. A reconciliation to the most directly comparable GAAP financial measure is available in Appendix A. For purposes of providing a consistent measure for each fiscal year presented, Consolidated AEBITDA for fiscal year 2021 excludes the results of business units that we divested in 2022, although, annual bonus payments for 2021 were determined based on Consolidated AEBITDA measured inclusive of such business units.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Free cash flow
Matthew Wilson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,603,716	$ 6,864,653	$ 6,691,896	3,193,994
PEO Actually Paid Compensation Amount	8,686,755	7,464,080	9,785,911	2,130,622
Barry L.Cottle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				6,136,011	13,485,500
PEO Actually Paid Compensation Amount				(17,892,828)	29,951,291
PEO | Matthew Wilson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,997,416)	(3,899,989)	(3,899,846)	(1,499,904)
PEO | Matthew Wilson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,080,455	4,499,416	6,993,861	436,532
PEO | Matthew Wilson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,997,416	3,375,731	5,599,656	1,476,720
PEO | Matthew Wilson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,545,814	266,982	1,076,893	(545,641)
PEO | Matthew Wilson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Matthew Wilson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	537,224	856,705	317,312	(494,547)
PEO | Matthew Wilson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(45,078)
PEO | Matthew Wilson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Barry L.Cottle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,499,951)	(9,151,065)
PEO | Barry L.Cottle [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(19,528,888)	25,616,856
PEO | Barry L.Cottle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					10,065,199
PEO | Barry L.Cottle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,670,806
PEO | Barry L.Cottle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Barry L.Cottle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,000,729)	7,880,851
PEO | Barry L.Cottle [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(18,528,159)
PEO | Barry L.Cottle [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,318,243)	(1,939,495)	(1,205,377)	(1,124,969)	(1,282,540)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,099,166	2,234,382	979,742	532,453	3,691,994
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,318,243	1,732,466	1,155,596	1,166,726	1,168,135
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	589,546	114,386	437,838	(218,616)	1,085,346
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,972
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	191,377	387,530	66,214	(223,554)	1,438,514
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(20,528)	(698,878)	(192,103)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount